UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	369 Lexington Avenue
		20th Floor
		New York, NY  10017
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  August 5, 2010

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		28

FORM 13F Information Table Value Total:	$17,279,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1653    38729 SH       SOLE                    38729
ASML Holding N V ADR           COM              N07059111      430    15648 SH       SOLE                    15648
Amdocs                         COM              G02602103      370    13791 SH       SOLE                    13791
Anadarko Petroleum             COM              032511107      510    14140 SH       SOLE                    14140
Apple Computing                COM              037833100     1300     5168 SH       SOLE                     5168
Bio Reference Lab              COM              09057G602      783    35332 SH       SOLE                    35332
Biovail Corporation            COM              09067J109      817    42461 SH       SOLE                    42461
Blue Earth Refineries          COM              G11999102       61   101398 SH       SOLE                   101398
CR Bard                        COM              067383109      392     5054 SH       SOLE                     5054
Catalyst Pharmaceuticals       COM              14888U101       38    38000 SH       SOLE                    38000
China Medical Technology ADS   COM              169483104      304    28962 SH       SOLE                    28962
Fuelnation, Inc.               COM              359528205        0   496780 SH       SOLE                   496780
General Electric               COM              369604103      676    46910 SH       SOLE                    46910
IBM                            COM              459200101      496     4017 SH       SOLE                     4017
Intel Corp.                    COM              458140100      737    37869 SH       SOLE                    37869
Mass Financial Corp. Class A   COM              P64605101     2386   259385 SH       SOLE                   259385
Mattson Technology             COM              577223100     1299   342647 SH       SOLE                   342647
Microsoft                      COM              594918104      320    13895 SH       SOLE                    13895
Mymetics Corp                  COM              62856A102       32   199089 SH       SOLE                   199089
NII Holdings                   COM              62913F201      766    23564 SH       SOLE                    23564
O2 Micro                       COM              67107W100      773   130139 SH       SOLE                   130139
QUALCOMM                       COM              747525103      446    13595 SH       SOLE                    13595
Rudolph Technologies           COM              781270103      689    91300 SH       SOLE                    91300
STEC                           COM              784774101      312    24875 SH       SOLE                    24875
Scientific Games               COM              80874P109      352    38272 SH       SOLE                    38272
Sigma Design                   COM              826565103      426    42559 SH       SOLE                    42559
Teradyne                       COM              880770102      564    57865 SH       SOLE                    57865
Zoltek                         COM              98975W104      346    40810 SH       SOLE                    40810